Income Taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Income tax examination, description	On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Act"). The Act makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent
Corporate tax rate	21.00%
Net operating loss carry forward	$ 9,100,000
Unrecognized tax benefits	$ 0		$ 0
High Technology Enterprise [Member]
Corporate tax rate	15.00%
Biznest [Member]
Corporate tax rate	12.50%
RMB [Member]
Net operating loss carry forward | ¥		¥ 57,700,000
Expiration date	Dec. 31, 2022
Hong Kong [Member]
Tax profits	165.00%